PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NY 10036-8299

March 31, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attention: Patrick Scott

Re:	Dreyfus AMT-Free Municipal Cash Management Plus (the "Fund")
Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
(Registration Nos: 811-06172; 33-36821)

Ladies and Gentlemen:

On behalf of the above-referenced Fund, transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 47 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is being filed in order to implement disclosure changes relating to money market fund reform.

The Fund has been designated as a "retail" money market fund and uses the amortized cost method of valuing its portfolio securities. Therefore, investments in the Fund are limited to accounts beneficially owned by natural persons. In addition, effective October 14, 2016, the Fund is able to impose liquidity fees on redemptions and/or redemption "gates" (i.e., temporarily suspend redemption privileges) if the Fund's weekly liquid assets (as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended) were to fall below designated thresholds, subject to the actions of the Fund's Board of Directors.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to update the Fund's financials, file the consent of the Fund's independent registered public accounting firm and incorporate any comments on the Amendment from the Staff.

Please contact the undersigned at 212.969.3346, or Janna Manes of this office at 212.969.3363, if you have any questions.

Very truly yours,

/s/ Lauren Connolly

Lauren Connolly

cc: Janna Manes